Finance Lease Liabilities Minimum Lease Payments and Present Value of the Minimum Lease Payments Under Finance Lease Obligations for Equipment (Details) - Furniture, fittings and equipment [Member]
$ in Millions
Dec. 31, 2018 USD ($)
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	$ 5
Future finance charge on lease	0
Minimum lease payments payable, at present value	5
Not later than one year [member]
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	2
Minimum lease payments payable, at present value	2
Later than one year and not later than two years [member]
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	2
Minimum lease payments payable, at present value	2
Later than two years and not later than five years [member]
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	1
Minimum lease payments payable, at present value	$ 1